GENERAL (Details) - USD ($) $ in Millions		6 Months Ended
	Mar. 03, 2020	Jun. 30, 2020
BARDA [Member]
Disclosure of associates [line items]
Supplemental Funding	$ 5.5
PolyHeal Ltd. [Member]
Disclosure of associates [line items]
Ownership percentage		10.00%